CONDENSED BALANCE SHEETS	Sep. 30, 2021 USD ($)
Current Assets:
Cash	$ 992,305
Prepaid expenses	477,273
Due from sponsor	563
Total current assets	1,470,141
Cash and marketable securities held in Trust Account	345,060,383
Total Assets	346,530,524
Liabilities and Stockholders' Equity Current liabilities:
Accounts payable and accrued expenses	753,670
Taxes payable	150,000
Due to related party	1,350
Total current liabilities	905,020
Warrant liability	12,841,691
Deferred underwriters' discount	12,075,000
Total liabilities	25,821,711
Commitments
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(24,292,050)
Total stockholders' equity (deficit)	(24,291,187)
Total Liabilities and stockholders' equity	346,530,524
Class A Common Stock Subject to Redemption
Liabilities and Stockholders' Equity Current liabilities:
Class A Common Stock subject to possible redemption, 34,500,000 and 0 shares at redemption value, respectively	345,000,000
Class B Common Stock
Stockholders' Equity:
Common stock	$ 863